SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation

(a)   Principles of consolidation

The accompanying consolidated financial statements include the financial statements of GDS Holdings Limited, its subsidiaries and consolidated variable interest entities and variable interest entities’ subsidiaries for which GDS Holdings is the primary beneficiary.

The Company’s data center related operations are mainly conducted through Shanghai Xinwan Enterprise Management Co., Ltd. (“Management HoldCo”), Beijing Wanguo Chang’an Science and Technology Co., Ltd. (“GDS Beijing”), GDS Beijing’s subsidiaries and Shanghai Shu’an Data Services Co., Ltd. (“GDS Shanghai”) (referred to as the “VIEs”) to comply with the PRC laws and regulations, which prohibit foreign investments in companies that are engaged in data center related business. Individuals acting as nominee equity holders ultimately hold the legal equity interests of the VIEs on behalf of GDS Holdings.

Prior to December 2019, the equity holders of GDS Beijing and GDS Shanghai were William Wei Huang, CEO of GDS Holdings, and his relative. In order to enhance corporate governance and facilitate administration of the VIEs, in December 2019, GDS Holdings completed transfer of ownership of the 100% equity interest of GDS Beijing and GDS Shanghai from William Wei Huang and his relative to a newly established holding company, Management HoldCo. The entire equity interest in Management HoldCo is held by a number of management personnel designated by the board of directors of GDS Holdings. In conjunction with the transfer of legal ownership, GDS (Shanghai) Investment Co., Ltd. (“GDS Investment Company”), a subsidiary of GDS Holdings,  entered into a series of contractual arrangements with Management HoldCo, its shareholders, GDS Beijing and GDS Shanghai to replace the previous contractual arrangements with GDS Beijing and GDS Shanghai on substantially the same terms under such previous contractual arrangements. The previous contractual arrangements were terminated simultaneously when the current contractual arrangements came into effect, and the subsidiary of GDS Holdings under the previous and current contractual arrangements is the same entity, namely GDS Investment Company. GDS Holdings also replaced the sole director of GDS Shanghai and certain subsidiaries of GDS Beijing with a board of three directors. William Wei Huang acts as the Chairman of the board of directors of Management HoldCo, GDS Investment Company, GDS Beijing and GDS Shanghai and their subsidiaries respectively. Other management members of GDS and board appointee serve as directors and officers of Management HoldCo., GDS Investment Company, GDS Beijing and GDS Shanghai and their subsidiaries.

This restructuring could reduce risk by allocating ownership of the VIEs among a larger number of individual management shareholders, and strengthen corporate governance with the establishment of the board of directors of the VIEs and their subsidiaries. This restructuring could also create a more stable ownership structure by avoiding reliance on a single or small number of natural persons, and by buffering the ownership of the VIEs with an additional layer of legal entities.

A series of contractual arrangements, including equity interest pledge agreements, shareholder voting rights proxy agreements, exclusive technology license and service agreements, intellectual property rights license agreements, exclusive call option agreements and loan agreements (collectively, referred to as “VIE Agreements”) were entered into among GDS Beijing, GDS Shanghai, Management HoldCo, its shareholders and GDS Investment Company.

Equity Interest Pledge Agreements. Pursuant to the equity interest pledge agreements, each shareholder of Management HoldCo has pledged all of his or her equity interest in Management HoldCo as a continuing first priority security interest in favor of GDS Investment Company, as applicable, to respectively guarantee Management HoldCo’s and its shareholders’ performance of their obligations under the relevant contractual arrangement, and Management HoldCo has pledged all of its equity interest in GDS Beijing and GDS Shanghai as a continuing first priority security interest in favor of GDS Investment Company, as applicable, to respectively guarantee their performance of their obligations under the relevant contractual arrangement, which include the exclusive technology license and service agreement, loan agreement, exclusive call option agreement, and shareholder voting rights proxy agreement, and intellectual property rights license agreement. If GDS Beijing or GDS Shanghai or Management HoldCo or any of its shareholders breaches their contractual obligations under these agreements, GDS Investment Company, as pledgee, will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of Management HoldCo, GDS Beijing and GDS Shanghai in accordance with PRC law. Management HoldCo and each of its shareholders agrees that, during the term of the equity interest pledge agreements, it or he or she will not dispose of the pledged equity interests or create or allow creation of any encumbrance on the pledged equity interests without the prior written consent of GDS Investment Company. The equity interest pledge agreements remain effective until GDS Beijing and GDS Shanghai and Management HoldCo and its shareholders discharge all their obligations under the contractual arrangements. The equity pledge has been registered by Management HoldCo, GDS Beijing and GDS Shanghai in favor of GDS Investment Company with the relevant office of the Administration for Market Regulation in accordance with the relevant PRC laws and regulations.

Shareholder Voting Rights Proxy Agreements. Pursuant to the shareholder voting rights proxy agreements, each of GDS Beijing, GDS Shanghai, Management HoldCo and each of its shareholders has irrevocably appointed the PRC citizen(s) as designated by GDS Investment Company to act as GDS Beijing’s, GDS Shanghai’s, Management HoldCo’s and GDS Beijing’s, GDS Shanghai’s, Management HoldCo’s shareholder’s exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of Management HoldCo, GDS Beijing, GDS Beijing’s subsidiaries, GDS Shanghai and GDS Shanghai’s subsidiaries requiring shareholder approval, and appointing directors and executive officers. GDS Investment Company is also entitled to change the appointment by designating another PRC citizen(s) to act as exclusive attorney-in-fact of GDS Beijing, GDS Shanghai, Management HoldCo and its shareholders with prior notice to Management HoldCo or its such shareholders. Each shareholder voting rights proxy agreement will remain in force for so long as Management HoldCo remains a shareholder of GDS Beijing or GDS Shanghai and the shareholder remains a shareholder of Management HoldCo, as applicable.

Exclusive Technology License and Service Agreements. Under the exclusive technology license and service agreements, GDS Investment Company licenses certain technology to each of Management Holdco, GDS Beijing and GDS Shanghai and GDS Investment Company has the exclusive right to provide Management HoldCo, GDS Beijing and GDS Shanghai with technical support, consulting services and other services. Without GDS Investment Company’s prior written consent, each of Management HoldCo, GDS Beijing and GDS Shanghai agrees not to accept the same or any similar services provided by any third party. Each of Management HoldCo, GDS Beijing and GDS Shanghai agrees to pay service fees on a yearly basis and at an amount equivalent to all of its net profits as confirmed by GDS Investment Company. GDS Investment Company owns the intellectual property rights arising out of its performance of these agreements. In addition, each of Management HoldCo, GDS Beijing and GDS Shanghai has granted GDS Investment Company an exclusive right to purchase or to be licensed with any or all of the intellectual property rights of Management HoldCo, GDS Beijing or GDS Shanghai at the lowest price permitted under PRC law. Unless otherwise agreed by the parties, these agreements will continue remaining effective.

Intellectual Property Rights License Agreements. Pursuant to an intellectual property rights license agreement between GDS Investment Company and each of Management HoldCo, GDS Beijing and GDS Shanghai, Management HoldCo, GDS Beijing and GDS Shanghai has granted GDS Investment Company an exclusive license to use for free any or all of the intellectual property rights owned by each of them from time to time, and without the parties’ prior written consent, Management HoldCo, GDS Beijing and GDS Shanghai cannot take any actions, including without limitation to, transferring or licensing outside its ordinary course of business any intellectual property rights to any third parties, which may affect or undermine GDS Investment Company’s use of the licensed intellectual property rights from Management HoldCo, GDS Beijing and GDS Shanghai. The parties have also agreed under the agreement that GDS Investment Company should own the new intellectual property rights developed by it regardless of whether such development is dependent on any of the intellectual property rights owned by Management HoldCo, GDS Beijing and GDS Shanghai. This agreement can only be early terminated by prior mutual consent of the parties and need to be renewed upon GDS Investment Company’s unilateral request.

Exclusive Call Option Agreements. Pursuant to the exclusive call option agreements, Management HoldCo and each of its shareholders has irrevocably granted GDS Investment Company an exclusive option to purchase, or have its designated person or persons to purchase, at its discretion, to the extent permitted under PRC law, all or part of Management HoldCo’s equity interests in GDS Beijing and GDS Shanghai or its such shareholders’ equity interests in Management HoldCo. The purchase price should equal to the minimum price required by PRC law or such other price as may be agreed by the parties in writing. Without GDS Investment Company’s prior written consent, Management HoldCo and its shareholders have agreed that each of Management HoldCo, GDS Beijing and GDS Shanghai shall not amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests, provide any loans, distribute dividends to the shareholders and etc. These agreements will remain effective until all equity interests of Management HoldCo, GDS Beijing and GDS Shanghai held by their shareholders have been transferred or assigned to GDS Investment Company or its designated person(s).

Loan Agreements. Pursuant to the loan agreements between GDS Investment Company and Management HoldCo or its shareholders, GDS Investment Company has agreed to extend loans in an aggregate amount of RMB310,100 to Management HoldCo solely for the capitalization of GDS Beijing and GDS Shanghai and RMB1,000 to the shareholders of Management HoldCo solely for the capitalization of Management HoldCo. Pursuant to the loan agreements, GDS Investment Company has the right to require repayment of the loans upon delivery of thirty-day’s prior notice to Management HoldCo or its shareholders, as applicable, and Management HoldCo or its shareholders can repay the loans by either sale of their equity interests in GDS Beijing and GDS Shanghai or Management HoldCo, as applicable, to GDS Investment Company or its designated person(s) pursuant to their respective exclusive call option agreements, or other methods as determined by GDS Investment Company pursuant to its articles of association and the applicable PRC laws and regulations.

Under the terms of the VIE Agreements, GDS Holdings has (i) the right to receive service fees on a yearly basis at an amount equivalent to all of the net profits of the VIEs under the exclusive technology license and services agreements when such services are provided; (ii) the right to receive all dividends declared by the VIEs and the right to all undistributed earnings of the VIEs; (iii) the right to receive the residual benefits of the VIEs through its exclusive option to acquire 100% of the equity interests in the VIEs, to the extent permitted under PRC law; and (iv) the right to require each of the shareholder of the VIEs to appoint the PRC citizen(s) as designated by GDS Investment Company to act as such shareholder’s exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of the VIEs requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in the VIEs, and appointing directors and executive officers.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, GDS Holdings has a controlling financial interest in the VIEs because GDS Holdings has (i) the power to direct activities of the VIEs that most significantly impact the economic performance of the VIEs; and (ii) the right to receive expected residual return of the VIEs that could potentially be significant to the VIEs. There is currently no contractual arrangement that would require GDS Holdings to provide additional financial support to the VIEs. As GDS Holdings is conducting certain businesses mainly through the VIEs, GDS Holdings may provide such support on a discretionary basis in the future, which could expose GDS Holdings to a loss. The terms of the VIE Agreements and financial support from GDS Holdings to the VIEs were considered in determining that GDS Holdings is the primary beneficiary of the VIEs. Accordingly, the financial statements of the VIEs are consolidated in GDS Holdings’s consolidated financial statements.

Under the terms of the VIE Agreements, the VIEs’ equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to GDS Holdings. All of the equity (net assets) or deficits (net liabilities) and net income (loss) of the VIEs are attributed to GDS Holdings.

The Company has been advised by its PRC legal counsel that each of the VIE agreements is valid, legally binding and enforceable in accordance with its terms and applicable PRC laws and the ownership structure of the VIEs does not violate applicable PRC Laws. However, there are uncertainties regarding the interpretation and application of PRC laws and future PRC laws and regulations. There can be no assurance that the PRC authorities will take a view that is not contrary to or otherwise different. If the current ownership structure of the Company and the VIE Agreements are determined to be in violation of any existing or future PRC laws and regulations, the PRC government could:

●	Levy fines on the Company or confiscate income of the Company;
●	Revoke or suspend the VIEs’ business or operating licenses;
●	Discontinue or place restrictions or onerous conditions on VIE’s operations;
●	Require the Company to discontinue their operations in the PRC;
●	Require the Company to undergo a costly and disruptive restructuring;
●	Take other regulatory or enforcement actions that could be harmful to the Company’s business.

The imposition of any of these government actions could result in the termination of the VIE agreements, which would result in GDS Holdings losing the (i) ability to direct the activities of the VIEs and (ii) rights to receive substantially all the economic benefits and residual returns from the VIEs and thus result in the deconsolidation of the VIEs in GDS Holdings’s consolidated financial statements.

The following tables set forth the financial statement balances and amounts of the VIEs and their subsidiaries included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries.

	As of December 31,
	2022	2023
Assets
Current assets
Cash	2,326,332	2,451,473
Restricted cash	—	1,345
Accounts receivable, net of allowance for credit losses	2,371,362	2,458,297
VAT recoverable	79,163	134,595
Prepaid expenses	76,557	36,777
Other current assets	126,385	108,015
Total current assets	4,979,799	5,190,502

Property and equipment, net	2,441,858	2,030,013
Intangible assets, net	124,691	66,474
Operating lease right-of-use assets	186,795	152,689
Deferred tax assets	38,348	61,549
Restricted cash	32,621	29,680
VAT recoverable	26,087	29,280
Other non-current assets	148,787	144,599
Total assets	7,978,986	7,704,786

Liabilities
Current liabilities
Short-term borrowings and current portion of long-term borrowings	258,200	435,767
Accounts payable	493,332	536,177
Accrued expenses and other payables	235,388	189,245
Deferred revenue	151,050	108,496
Operating lease liabilities, current	41,898	40,267
Finance lease and other financing obligations, current	33,398	39,117
Total current third-party liabilities	1,213,266	1,349,069

Long-term borrowings, excluding current portion	721,387	542,023
Operating lease liabilities, non-current	134,684	99,806
Finance lease and other financing obligations, non-current	931,580	894,318
Deferred tax liabilities	69,831	44,490
Other long-term liabilities	52,222	52,478
Total third-party liabilities	3,122,970	2,982,184
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	4,302,245	4,176,728
Total liabilities	7,425,215	7,158,912

As of December 31, 2022 and 2023, accounts receivable of RMB66,503 and RMB82,930, respectively, other current assets of nil and RMB12,646, respectively, other non-current assets of RMB9,337 and RMB5,876, respectively, and property and equipment of RMB45,572 and RMB39,152, respectively, of VIEs were pledged solely to secure banking borrowings of VIEs.

As of December 31, 2022 and 2023, long-term borrowings of the consolidated VIEs of RMB885,854 and RMB710,874, respectively, were guaranteed by GDS Holdings Limited and its subsidiaries.

Net revenue, net income, operating, investing and financing cash flows of the VIEs that were included in the Company’s consolidated financial statements for the years ended December 31, 2021, 2022 and 2023 are as follows:

	Years ended December 31,
	2021	2022	2023

Net revenue	7,516,345	8,958,853	9,489,505
Net income (loss)	112,257	223,925	(7,897)
Net cash provided by operating activities	744,493	1,533,548	235,448
Net cash used in investing activities	(205,041)	(143,796)	(86,336)
Net cash used in financing activities	(561,101)	(369,324)	(25,567)

The unrecognized revenue-producing assets that are held by the VIEs comprise of internally developed software, intellectual property and trademarks which were not recorded on the Company’s consolidated balance sheets as they do not meet all the capitalization criteria.

Costs recognized by the VIEs for outsourcing and other services provided by other entities within the Company were RMB5,160,638, RMB6,336,874 and RMB7,312,771 for the years ended December 31, 2021, 2022 and 2023, respectively, net of the related services provided to other entities within the Company. These inter-company transactions are eliminated in the consolidated financial statements.

Use of estimates

(b)   Use of estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, the fair values of assets acquired and liabilities assumed and the consideration transferred in a business combination, the impairment of goodwill, the realization of deferred income tax assets, the fair value of share-based compensation awards, the recoverability of long-lived assets, and incremental borrowing rate of leases. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash and cash equivalents

(c)   Cash and cash equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Company does not have any cash equivalents as of December 31, 2022 and 2023.

Restricted cash

(d)   Restricted cash

Restricted cash represents amounts held by banks, which are not available for the Company’s use, primarily as security for bank borrowings, related interests and certain construction projects. Upon repayment of bank borrowings and the related interests and completion of construction projects, the deposits are released by the bank and available for general use by the Company.

Fair value of financial instruments

(e)   Fair value of financial instruments

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels (Note 16 to the consolidated financial statements):

●	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.
●	Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
●	Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Contract balances

(f)   Contract balances

The timing of revenue recognition, billings and cash collections result in accounts receivable, contract assets and contract liabilities (i.e. deferred revenue). Accounts receivable are recorded at the invoice amount, net of an allowance for credit losses and is recognized in the period when the Company has transferred products or provided services to its customers and when its right to consideration is unconditional. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.

The provision of credit losses for accounts receivable is based upon the current expected credit losses (“CECL”) model. The CECL model requires an estimate of the credit losses expected over the life of accounts receivable since initial recognition, and accounts receivable with similar risk characteristics are grouped together when estimating CECL. In assessing the CECL, the Company considers both quantitative and qualitative information that is reasonable and supportable, including historical credit loss experience, adjusted for relevant factors impacting collectability and forward-looking information indicative of external market conditions. While the Company uses the best information available in making determination, the ultimate recovery of recorded receivables is also dependent upon future economic events and other conditions that may be beyond the Company’s control. Accounts receivable that are ultimately deemed to be uncollectible, and for which collection efforts have been exhausted, are written off against the allowance for credit losses. The Company does not have any off-balance-sheet credit exposure related to its customers.

A contract asset exists when the Company has transferred products or provided services to its customers but customer payment is contingent upon satisfaction of additional performance obligations. Contract assets are recorded in other current assets in the consolidated balance sheet.

Deferred revenue (a contract liability) is recognized when the Company has an unconditional right to a payment before it transfers goods or services to customers.

Fulfilment costs

(g)   Fulfilment costs

Fulfilment costs are capitalized when all three of the criteria are met: a) the costs relate directly to a contract or an anticipated contract that the Company can specifically identify; b) the costs generate or enhance resources of the Company that will be used in satisfying or continuing to satisfy future performance obligations; and c) the costs are expected to be recovered. The asset recognized from capitalizing the costs to fulfill a contract is amortized on a systematic basis consistent with the pattern of the transfer of the goods or services to which the asset relates. As of December 31, 2022 and 2023, the Company recorded capitalized fulfilment cost of RMB47,400 and RMB47,400, respectively, in other non-current assets.

Equity method investments

(h)   Equity method investments

The Company’s investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are generally accounted for under the equity method of accounting. Equity method investments are initially measured at cost, and are subsequently adjusted for cash contributions, distributions and the Company’s share of the income and losses of the investees. The Company records its equity method investment in other non-current assets on the consolidated balance sheet. The Company’s proportionate share of the income or loss from its equity method investment are recorded in others, net on the consolidated statement of operations. The Company reviews its investment periodically to determine if any investment may be impaired considering both qualitative and quantitative factors that may have a significant impact on the investees’ fair value. The Company did not record any impairment losses related to its equity method investment for the years ended December 31, 2021, 2022 and 2023.

Property and equipment

(i)   Property and equipment

Property and equipment are carried at cost less accumulated depreciation and any recorded impairment. Property and equipment acquired under finance leases are initially recorded at the present value of minimum lease payments. Buildings and equipment under finance leases and leasehold improvements with definite useful lives are amortized over the shorter of the lease term or the estimated useful life of the asset or improvement. Leasehold land is amortized on a straight-line basis over the lease term. Freehold land is not amortized.

Gains or losses arising from the disposal of an item of property and equipment are determined based on the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of disposal.

The estimated useful lives of self-owned property and equipment are presented below.

Buildings	30 years
Data center equipment
– Machinery	10 - 20 years
– Other equipment	3 - 5 years
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Construction in progress primarily consists of the cost of data center buildings and the related construction expenditures that are required to prepare the data center buildings for their intended use.

No depreciation is provided in respect of construction in progress until it is substantially completed and ready for its intended use. Once a data center building is ready for its intended use and becomes operational, construction in progress is transferred to the respective category of property and equipment and is depreciated over the estimated useful life of the underlying assets.

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

Leases

(j)    Leases

The Company is a lessee in a number of non-cancellable operating leases and finance leases, primarily for data centers, lands, offices and other equipment.

The Company determines if an arrangement is or contains a lease at its inception.

The Company recognizes lease liabilities and right-of-use (“ROU”) assets at lease commencement date. Lease liabilities are measured at the present value of unpaid lease payments at the lease commencement date and is subsequently measured at amortized cost using the effective-interest method. Since most of the Company’s leases do not provide an implicit rate, the Company uses its own incremental borrowing rate in determining the present value of unpaid lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Company would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term.

ROU assets are initially measured at cost, which consist of (i) initial measurement of the lease liability; (ii) lease payments made to the lessor at or before the commencement date less any lease incentives received; and (iii) initial direct costs incurred by the Company. Variable lease payments are excluded from the measurement of ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. For operating leases, the Company recognizes a single lease cost on a straight-line basis over the remaining lease term. For finance leases, the ROU assets are subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term. Amortization of the ROU assets are recognized and presented separately from interest expense on the lease liability. For leases acquired in business combinations or asset acquisitions, ROU assets are measured at the same amount as the lease liability as adjusted to reflect favorable or unfavorable terms of the lease when compared with market terms.

Prior to the adoption of ASC 842, Leases, prepayment for land use rights are presented as prepaid land use rights on the consolidated balance sheet and are measured at cost and subsequently amortized using the straight-line method. Upon the adoption of ASC 842 on January 1, 2019, land use rights acquired are assessed in accordance with ASC 842 and recognized in operating lease ROU assets if they meet the definition of operating lease, or property and equipment if they meet the definition of finance lease.

The Company has elected not to recognize ROU assets and lease liabilities for short-term leases (i.e. leases that, at the commencement date, have a lease term of 12 months or less and do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise). As a practical expedient, the Company has elected that for all leases, where it is the lessee, not to separate non-lease components from lease components and instead to account for all lease and non-lease components associated with each lease as a single lease component.

The Company records an asset and related financing obligation for the estimated construction costs under build-to-suit lease arrangements where it controls the asset during construction. Upon completion of the construction and commencement of the lease terms, the Company assesses whether these arrangements qualify for sales recognition under the sale-leaseback transaction. If the arrangements do not qualify for sales recognition under the sale-leaseback accounting guidance, the Company continues to be the deemed owner of the build-to-suit assets for financial reporting purposes. The Company accounted for costs incurred relating to the construction of the underlying assets before the lease commencement dates in accordance with ASC 360 on its balance sheet. In addition, the financing liability is reduced by the non-interest portion of the lease payments.

If a lease is modified and that modification is not accounted for as a separate contract, the classification of the lease is reassessed as of the effective date of the modification based on its modified terms and conditions and the facts and circumstances as of that date.

The FASB has provided accounting elections for entities that provide or receive rent concessions (e.g., deferral of lease payments, reduced future lease payments) due to the COVID-19 pandemic. During years ended December 31, 2021 and 2022, the Company was granted lease concessions by certain landlords due to the effects of the COVID-19 pandemic. The Company assessed that these rent concessions qualify for the election, as these concessions did not result in a substantial increase in the rights of the lessor or the obligations of the lessee. The Company then elected to not evaluate whether these concessions are lease modifications and chose to adopt a policy to not account for these concessions as lease modifications. Instead, the Company, as a lessee that was contractually released from certain lease payments, accounts these rent concessions as negative variable lease payments (Note 12).

Asset retirement costs

(k)    Asset retirement costs

The Company’s asset retirement obligations are primarily related to its data center buildings, of which the majority are leased under long-term arrangements, and, in certain cases, are required to be returned to the landlords in their original condition.

The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred. The corresponding asset retirement costs are capitalized as part of the cost of leasehold improvements and are depreciated over the shorter of the estimated useful life of the asset or the term of the lease subsequent to the initial measurement. The Company accretes the liability in relation to the asset retirement obligations over time and the accretion expense is recorded in cost of revenue.

Asset retirement obligations are recorded in accrued expenses and other payables and other long-term liabilities. The following table summarizes the activity of the asset retirement obligation liability:

Asset retirement obligations as of January 1, 2021	76,909
Additions	22,745
Accretion expense	6,227
Settlement	(998)
Asset retirement obligations as of December 31, 2021	104,883
Additions	4,382
Accretion expense	6,366
Foreign exchange impact	158
Settlement	(3,978)
Asset retirement obligations as of December 31, 2022	111,811
Additions	602
Accretion expense	6,805
Foreign exchange impact	32
Derecognition upon disposal of a subsidiary	(1,360)
Revision in estimated cash flows as result of lease contracts modifications	(9,258)
Settlement	(2,103)
Asset retirement obligations as of December 31, 2023	106,529

Intangible assets

(l)   Intangible assets

Intangible assets acquired in the acquisitions comprised of customer contracts and licenses.

The weighted-average amortization period by major intangible asset class is as follows:

Customer contracts	5-15 years
Licenses	20 years
Software	5 years

The amortization period of customer contracts is determined based on the remaining contractual period of the contracts with the customers at the time of acquisition and an estimate of the contract renewal period.

Licenses are amortized using a straight-line method over the terms of those licenses.

Prepaid land use rights

(m)   Prepaid land use rights

The land use rights represent the amounts paid and relevant costs incurred for the rights to use land in the PRC and Hong Kong SAR before the adoption of ASC 842, and are carried at cost less accumulated amortization. Amortization is provided on a straight-line basis over the remaining terms of the land use rights. As of December 31, 2023 the remaining terms of the land use rights range from 35 to 38 years.

Business combinations and goodwill

(n)  Business combinations and goodwill

The Company accounts for business combinations using the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations.

The acquisition method of accounting requires the Company to estimate fair values of the separately identifiable assets acquired and liabilities assumed. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests.

The determination of fair values of the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons.

Goodwill is an asset representing the future economic benefits arising from other assets acquired in the acquisition that are not individually identified and separately recognized.

Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in macroeconomic conditions, the industry and market considerations, cost factors, overall financial performance, other relevant entity-specific events, and events affecting a reporting unit and share price. Application of the goodwill impairment test requires judgment, including the identification of the reporting unit, assignment of assets and liabilities to the reporting unit, assignment of goodwill to the reporting unit, and determination of the fair value of each reporting unit.

The Company has the option to perform a qualitative assessment to determine whether it is more-likely-than-not that the fair value of a reporting unit is less than its carrying value prior to performing the goodwill impairment test. If it is more-likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the goodwill impairment test is not required. If the goodwill impairment test is required, the fair value of the reporting unit is compared with its carrying amount (including goodwill). If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit. For the years ended December 31, 2021 and 2022, the Company performed qualitative assessments and evaluated all abovementioned factors to conclude that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit. Therefore, no further quantitative impairment testing on goodwill was performed for the years ended December 31, 2021 and 2022. Due to the changing market conditions and fluctuations in the share price of the Company, the Company performed quantitative assessment for the year ended December 31, 2023. The Company estimated fair value using the income approach. The fair value determined using the income approach was compared with comparable market data and reconciled, as necessary. No impairment losses were recorded for goodwill for the years ended December 31, 2021, 2022 and 2023.

Impairment of long-lived assets

(o)   Impairment of long-lived assets

The Company tests long-lived assets (including property and equipment, prepaid land use rights, operating lease ROU assets and intangible assets subject to amortization) for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. If the carrying amount of an asset group exceeds its estimated undiscounted future cash flows, an impairment loss is recognized in the amount of the excess of the asset group’s carrying value over its fair value. The Company determines the fair value of the data center assets based on the higher of the forecasted discounted cash flows expected to result from the data center assets’ operations and eventual disposition and the price market participants would pay to sub-lease and acquire the remaining data center assets. For the purposes of impairment testing of long-lived assets, the Company has concluded that an individual data center is the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

When an impairment loss is recognized, the loss is allocated to the assets of the group on a pro rata basis using the relative carrying amounts of those assets, except that the loss allocated to an individual long-lived asset of the group shall not reduce the carrying amount of that asset below its fair value whenever that fair value is determinable without undue cost and effort.

For the years ended December 31, 2022 and 2023, impairment losses for the Company’s data centers’ long-lived assets of RMB12,759 and RMB3,013,416 were recognized, respectively. The impairment losses recognized were mainly due to lower performance results compared to original plans. No impairment loss was recorded for the year ended December 31, 2021.

Value-added-tax ("VAT")

(p)   Value-added-tax (“VAT”)

Entities that are VAT general taxpayers are permitted to offset qualified input VAT paid to suppliers against their output VAT upon receipt of appropriate supplier VAT invoices on an entity-by-entity basis. When the output VAT exceeds the input VAT, the difference is remitted to tax authorities, usually on a monthly basis; whereas when the input VAT exceeds the output VAT, the difference is treated as VAT recoverable which can be carried forward indefinitely to offset future net VAT payables. VAT related to purchases and sales which have not been settled at the balance sheet date is disclosed separately as an asset and liability, respectively, in the consolidated balance sheets.

As of December 31, 2022 and 2023, the Company recorded a VAT recoverable of RMB164,743 and RMB214,385 as current assets, and RMB1,155,586 and RMB1,399,844 as non-current assets, respectively. The Company also recorded VAT payables of RMB20,297 and RMB17,785 in accrued expenses and other payables, in the consolidated balance sheets as of December 31, 2022 and 2023, respectively.

At each balance sheet date, the Company reviews the balance of VAT recoverable for recoverability, taking into consideration of the indefinite life of the VAT recoverable as well as the Company’s forecasted operating results and capital spendings. The Company has not made an allowance for the recoverability of the VAT recoverable, as the balance is expected to be utilized to offset against VAT payables.

Commitment and contingencies

(q)   Commitment and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, unless it is immaterial, or an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involves complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Revenue recognition

(r)    Revenue recognition

The Company recognizes revenue as the Company satisfies a performance obligation by transferring control over a good or service to a customer. For each performance obligation satisfied over time, the Company recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Company does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time. Revenue is measured as the amount of consideration to which the Company expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third parties.

For contracts with customers that contain multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct or as a series of distinct obligations if the individual performance obligations meet the series criteria. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. The transaction price is allocated to the separate performance obligation on a relative standalone selling price basis. The standalone selling price is determined based on overall pricing objectives, taking into consideration market conditions, geographic locations and other factors.

The Company derives revenue primarily from the delivery of (i) colocation services; and (ii) managed services, including managed hosting services and managed cloud services. The remainder of the Company’s revenue is from IT equipment sales that are either sold on a stand-alone basis or bundled in a managed service contract arrangement and consulting services.

Colocation services are services where the Company provides space, power and cooling to customers for housing and operating their IT system equipment in the Company’s data centers.

Managed hosting services are services where the Company provides outsourced services to manage the customers’ data center operations, including data migration, IT operations, security and data storage.

Managed cloud services are services where the Company offers direct private connection to major cloud platforms, an innovative service platform for managing hybrid clouds.

Contracts with customers for colocation services and managed services include i) those provide for variable considerations that are primarily based on the usage of such services.  Revenues on such contracts are recognized based on the agreed usage-based fees as the actual services are rendered throughout the contract term; and ii) those provide for a fixed consideration over the contract service period. Revenue on such contracts is recognized on a straight-line basis over the term of the contract.

In certain colocation and managed hosting service contracts, the Company agrees to charge customers for their actual power consumption. Relevant revenue is recognized based on actual power consumption during each period. In certain other colocation and managed hosting service contracts, the Company specifies a fixed power consumption limit each month for customers. If a customer’s actual power consumption is below the limit, no additional fee is charged. If the actual power consumption is above the limit, the Company charges the customer additional power consumption fees calculated based on the portion of actual power consumption exceeding the limit, multiplied by a fixed unit price, which is determined based on market price, without providing the customer with any rights to acquire additional goods or services. Accordingly, relevant revenue is recognized each month based on actual additional power consumption fees.

The Company’s colocation service and managed service contracts with customers contain both lease and non-lease components. The Company elected to adopt the practical expedient which allows lessors to combine lease and non-lease components and account for them as one component if i) they have the same timing and pattern of transfer; and ii) the lease component, if accounted for separately, would be classified as an operating lease. In addition, the Company has performed a qualitative analysis to determine that the non-lease component is the predominant component of its revenue stream as the customer would ascribe more value to the services provided rather than to the lease component. Therefore, the combined component is accounted for in accordance with the current revenue accounting guidance (“ASC 606”). For contracts that do not meet the criteria for the practical expedient, the lease component is accounted for in accordance with the current lease accounting guidance (“ASC 842”), which is immaterial for the years ended December 31, 2021, 2022 and 2023.

Revenue recognized for colocation or managed hosting and cloud services delivered prior to billing is recorded within accounts receivable. The Company generally bills the customer on a monthly or quarterly basis in arrears.

Cash received in advance from customers prior to the delivery of the colocation or managed hosting and cloud services is recorded as deferred revenue.

The sale of IT equipment is recognized when the customer obtains control of the equipment, which is typically when delivery has occurred, the customer accepts the equipment and the Company has no performance obligation after the delivery.

In certain managed service contracts, the Company sells and delivers IT equipment such as servers and computer terminals prior to the delivery of the services. Since sale of equipment can be distinguished and is separately identifiable from other promises in the contract and it is distinct within the context of the contract, the sale of equipment is considered a separate performance obligation. Accordingly, the contract consideration is allocated to the equipment and the managed services based on their relative standalone selling prices.

Sales of IT equipment is generally recognized on a gross basis as the Company is primarily responsible for fulfilling the contract, assumes inventory risk and has discretion in establishing the price when selling to the customer.

To the extent the Company does not meet the criteria for recognizing revenue on a gross basis, the Company records the revenue on a net basis.

Consulting services are provided to customers for a fixed amount over the service period, usually less than one year. The Company recognizes revenues from consulting services over the period when the services were provided, since customers simultaneously receive and consume the benefit of the services. The Company uses the input method based on the pattern of service provided to the customers.

Cost of revenues

(s)    Cost of revenues

Cost of revenues consists primarily of utility costs, depreciation of property and equipment, lease costs, labor costs and other costs directly attributable to the provision of the service revenue and sales of IT equipment.

Research and development and advertising costs

(t)    Research and development and advertising costs

Research and development costs incurred during the application development stage of developing internal-use software are capitalized. Other research and development costs are expensed as incurred. Research and development costs consist primarily of payroll and related personnel costs for developing or significantly improving the Company’s services and products.

Advertising costs are expensed as incurred. Advertising costs amounted to RMB15,043, RMB8,639 and RMB9,400 in 2021, 2022 and 2023, respectively.

Government grants

(u)   Government grants

Government grants are recognized when received and when all the conditions for their receipt have been met. Subsidies that compensate the Company for expenses incurred are recognized as a reduction of expenses in the consolidated statements of operations. Subsidies that are not associated with expenses are recognized as other income.

The Company received government subsidies for acquisitions of property and equipment that required the Company to meet certain conditions. The subsidies are recorded as a liability until the conditions are met and then recognized as a deduction of property and equipment and depreciated over the useful life of the related assets as a reduction of the depreciation charges. Subsidies for obtaining the rights to use land are recorded as a liability and then amortized over the land use right period as a reduction of the amortization charges of the related land use rights. The Company received government subsidies that required the Company to operate in a particular area for a certain period. The Company recorded the subsidies in other long-term liabilities when the subsidies were received and subsequently recognized as government subsidy income ratably over the period the Company is required to operate in the area.

As of December 31, 2022 and 2023, deferred government grants are recorded as follow:

	As of December 31,
	2022	2023

Accrued expenses and other payables	—	13
Other long-term liabilities	30,741	78,494
Deduction of property and equipment, net	7,299	8,658

Government grants were recognized as follows in our consolidated statements of operations:

	Years ended December 31,
	2021	2022	2023

Reduction of cost of revenue	—	521	1,262
Reduction of general and administrative expenses	2,629	—	—
Reduction of interest expenses	—	—	4,310
Government grants	88,209	95,581	84,511

Total	90,838	96,102	90,083

There were no significant commitment, contingencies or provision for recapture conditions for the government subsidies received for the years ended December 31, 2021,2022 and 2023.

Capitalized interest

(v)   Capitalized interest

A reconciliation of total interest costs to ‘‘Interest expenses’’ as reported in the consolidated statements of operations for the years ended December 31, 2021, 2022 and 2023 is as follows:

	Years ended December 31,
	2021	2022	2023

Total interest costs	1,805,434	2,084,565	2,374,570
Less: interest costs capitalized	(150,697)	(196,678)	(337,591)

Interest expenses	1,654,737	1,887,887	2,036,979

Interest costs that are directly attributable to the construction of an asset which necessarily takes a substantial period of time to get ready for its intended use are capitalized as part of the cost of that asset. The capitalization of interest costs as part of the cost of a qualifying asset commences when expenditure for the asset is being incurred, interest costs are being incurred and activities that are necessary to prepare the asset for its intended use are in progress. Capitalization of interest costs is ceased when the asset is substantially complete and ready for its intended use.

Debt issuance costs and commitment costs

(w)   Debt issuance costs and commitment costs

Debt issuance costs are capitalized and are amortized over the life of the related debts based on the effective interest method. Debt commitment costs are capitalized and are amortized over the commitment period of the facility on a straight-line basis. Such amortization is included as a component of interest expense.

Unamortised debt issuance costs of RMB186,313 and RMB268,441 are presented as a reduction of debt as of December 31, 2022 and 2023, respectively.

Income tax

(x)    Income tax

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating losses and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for deferred tax assets for which it is more likely than not that the related tax benefits will not be realized. The evaluation is based on the Company’s estimate of the future taxable income. The future taxable income incorporates the Company’s best estimates of utilization rates of relevant data centers based on historical utilization rates and the Company’s business plans. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

Share-based compensation

(y)    Share-based compensation

The Company accounts for the compensation cost from share-based payment transactions with employees based on the grant-date fair value of the equity -classified awards. The grant-date fair value of the award is recognized as compensation expense, net of forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date.

Awards granted to employees with performance conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses, net of forfeitures, over the performance period when the performance goal becomes probable to achieve. The Company also adjusts the compensation cost based on the probability of performance goal achievement at the end of each reporting period. The rewards are earned upon attainment of identified performance goals.

Awards granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as the compensation expenses , net of forfeitures, over the estimated requisite service period, regardless of whether the market condition has been satisfied if the requisite service period is fulfilled.

The Company accounts for forfeitures when they occur. Compensation cost previously recognized are reversed in the period the award is forfeited before completion of the requisite service period.

Share-based payment transactions with nonemployees in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modified award”). The incremental compensation cost is measured as the excess of the fair value of the modified award over the fair value of the original award at the modification date. Therefore, as result of the modification, the Company recognizes share-based compensation that comprising (i) the amortization of the incremental compensation cost resulting from the modification over the term of the modified award and (ii) the amortization of any unrecognized compensation cost of the original award over the term of the modified award.

For further information on share-based compensation, see Note 18 below.

Employee benefits

(z) Employee benefits

Pursuant to relevant PRC regulations, the Company is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 28% to 40% on a standard salary base as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of operations when the related service is provided.

Foreign currency translation and foreign currency risks

(aa) Foreign currency translation and foreign currency risks

The functional currency of GDS Holdings is the United States dollar (“USD”), whereas the functional currency of its PRC subsidiaries and consolidated VIEs in PRC, subsidiaries in Hong Kong SAR and Macau SAR, subsidiaries in Singapore, subsidiaries in Malaysia and subsidiaries in Indonesia is the RMB, Hong Kong dollar (“HKD”), Singapore dollar (“SGD”), Malaysian Ringgit (“MYR”) and Indonesian Rupiah (“IDR”), respectively. The reporting currency of the Company is RMB as the major operations of the Company are within the PRC.

Transactions denominated in currencies other than the functional currency are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet dates. Non-monetary items that are denominated in foreign currency are measured at the historical costs by using the exchange rates at the dates of the initial transactions. Exchange gains and losses are recognized in profit or loss and are reported in foreign currency exchange gain (loss) on a net basis.

The results of foreign operations are translated into RMB at the exchange rates as of the balance sheet date for assets and liabilities, the average daily exchange rate for each month for income and expense items and the historical exchange rates for equity accounts. Translation gains and losses are recorded in other comprehensive income and accumulated in the translation adjustment component of equity until the sale or liquidation of the foreign entity.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB to foreign currencies. The value of the RMB is subject to changes of central government policies and international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and restricted cash denominated in RMB amounted to RMB6,601,979 and RMB7,013,932 as of December 31, 2022 and 2023, respectively.

As of December 31, 2023, the Company’s cash and restricted cash were deposited in major financial institutions located in PRC, Hong Kong SAR, Singapore, Macau SAR, US, Malaysia and Indonesia and were denominated in the following currencies:

In thousands	RMB	USD	HKD	JPY	EUR	SGD	MYR	IDR
In PRC	6,922,573	38,502	—	—	—	—	—	—
In Hong Kong SAR	90,741	10,173	113,160	20,542	146	—	—	—
In Singapore	618	8,886	18	—	—	9,132	—	—
In Macau SAR	—	—	31,323	—	—	—	—	—
In US	—	9	—	—	—	—	—	—
In Malaysia	—	22,643	—	—	—	—	47,682	—
In Indonesia	—	4,976	—	—	—	—	—	97,388,479

Total in original currency	7,013,932	85,189	144,501	20,542	146	9,132	47,682	97,388,479
RMB equivalent	7,013,932	603,370	130,946	1,031	1,150	49,105	73,502	44,896

Concentration of credit risk

(bb) Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash, restricted cash and accounts receivable. The Company’s investment policy requires cash and restricted cash to be placed with high-quality financial institutions and to limit the amount of credit risk from any one issuer. The Company regularly evaluates the credit standing of the counterparties or financial institutions.

The Company conducts credit evaluations on its customers prior to transfer the control of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on-site visits by senior management. Based on this analysis, the Company determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Company will not deliver the services or sell the products to the customer. Otherwise the Company will require the customer to pay cash, post letters of credit to secure payment or to make significant down payments. Historically, credit losses on accounts receivable have been insignificant.

Earnings (loss) per share

(cc) Earnings (loss) per share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) available to the Company’s ordinary shareholders by the weighted average number of ordinary shares outstanding during the year using the two-class method. The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting rights. As a result, under the two-class method in accordance with ASC 260, net income (loss) available to the Company’s ordinary shareholders is allocated between Class A and Class B ordinary shares and other participating securities based on participating rights in undistributed earnings on a proportionate basis. The Company’s redeemable preferred shares (Note 14) are participating securities since the holders of these securities participate in dividends on the same basis as ordinary shareholders, in addition to the cumulative preferential dividend they enjoy. These participating securities are not included in the computation of basic loss per ordinary share in periods when the Company reports net loss, because these participating security holders have no obligation to share in the losses of the Company.

Diluted earnings (loss) per share is calculated by dividing net income (loss) available to the Company’s ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents include the ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method) and conversion of redeemable preferred shares and convertible bonds (using the as-if-converted method). Potential dilutive securities are not included in the calculation of diluted earnings (loss) per share if the impact is anti-dilutive.

Changes in accounting principle

(dd) Changes in accounting principle

1)

The Company adopted Accounting Standards Update “ASU” 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, on January 1, 2023. This ASU require that an entity (acquirer) recognizes and measures contract assets and contract liabilities acquired in a business combination in accordance with ASC 606, Revenue from Contracts with Customers. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years and should be applied prospectively to business combinations occurring on or after the effective date of the amendments. The adoption of this standard did not have a material impact on the consolidated financial statements.

2)

The Company adopted ASU 2022-02, Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, on January 1, 2023. This ASU eliminate the accounting guidance for Troubled Debt Restructurings (“TDRs”) by creditors in ASC 310-40, Receivables—Troubled Debt Restructurings by Creditors, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. Specifically, rather than applying the recognition and measurement guidance for TDRs, an entity must apply the loan refinancing and restructuring guidance in ASC 310-20-35-9 through 35-11 to determine whether a modification results in a new loan or a continuation of an existing loan. This ASU also require that public business entities disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of ASC 326-20, Financial Instruments—Credit Losses—Measured at Amortized Cost. The adoption of this standard did not have a material impact on the consolidated financial statements.

Recently issued accounting standards
(ee)	Recently issued accounting standards

In September 2022, the FASB issued ASU 2022-04, Liabilities-Supplier Finance Programs (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations, which requires a buyer in a supplier finance program to disclose qualitative and quantitative information about its supplier finance programs. The ASU is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, except for the amendment on rollforward information for the relevant obligations, which is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted. The ASU should be applied retrospectively to each period in which a balance sheet is presented, except for the amendment on rollforward information, which should be applied prospectively. The Company adopted this standard, except for the amendment on rollforward information for the relevant obligations, in the first quarter of 2023, and the adoption of this standard did not have a significant impact on the Company’s consolidated financial statements. The Company adopted the amendment on rollforward information for the relevant obligations in the first quarter of 2024, and the adoption of this amendment did not have a significant impact on the Company’s consolidated financial statements.

In March 2023, the FASB issued ASU 2023-01, Leases (Topic 842) — Common Control Arrangements (“ASU 2023-01”). It requires all lessees, including public business entities, to amortize leasehold improvements associated with common control leases over their useful life to the common control group and account for them as a transfer of assets between entities under common control through an adjustment to equity when the lessee no longer controls the use of the underlying asset. ASU 2023-01 is effective for the Company from January 1, 2024, with early adoption permitted. The Company adopted this standard in the first quarter of 2024, and the adoption of this standard did not have a significant impact on the Company’s consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which made improvements and clarifications on the reportable segment disclosures. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments in this Update retrospectively to all prior periods presented in the financial statements. Upon transition, the segment expense categories and amounts disclosed in the prior periods should be based on the significant segment expense categories identified and disclosed in the period of adoption. The Company will adopt this standard in its consolidated financial statements for fiscal year ending December 31, 2024 and is currently in the process of evaluating the disclosure impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which amended disclosure requirements for income tax, including rate reconciliation, income taxes paid and etc. The ASU is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Company will adopt this standard in its consolidated financial statements for fiscal year ending December 31, 2025 and is currently in the process of evaluating the disclosure impact on the Company’s consolidated financial statements.